July 26, 2021

Ryan Sutcliffe, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Retirement Funds, Inc. (Registrant)

 on behalf of the following series:

 T. Rowe Price Retirement Blend 2005 Fund

  T. Rowe Price Retirement Blend 2005 Fund

   T. Rowe Price Retirement Blend 2005 Fund—I Class

 T. Rowe Price Retirement Blend 2010 Fund

    T. Rowe Price Retirement Blend 2010 Fund

   T. Rowe Price Retirement Blend 2010 Fund—I Class

 T. Rowe Price Retirement Blend 2015 Fund

  T. Rowe Price Retirement Blend 2015 Fund

  T. Rowe Price Retirement Blend 2015 Fund—I Class

 T. Rowe Price Retirement Blend 2020 Fund

  T. Rowe Price Retirement Blend 2020 Fund

  T. Rowe Price Retirement Blend 2020 Fund—I Class

 T. Rowe Price Retirement Blend 2025 Fund

  T. Rowe Price Retirement Blend 2025 Fund

  T. Rowe Price Retirement Blend 2025 Fund—I Class

 T. Rowe Price Retirement Blend 2030 Fund

  T. Rowe Price Retirement Blend 2030 Fund

  T. Rowe Price Retirement Blend 2030 Fund—I Class

 T. Rowe Price Retirement Blend 2035 Fund

  T. Rowe Price Retirement Blend 2035 Fund

  T. Rowe Price Retirement Blend 2035 Fund—I Class

 T. Rowe Price Retirement Blend 2040 Fund

  T. Rowe Price Retirement Blend 2040 Fund

  T. Rowe Price Retirement Blend 2040 Fund—I Class

 T. Rowe Price Retirement Blend 2045 Fund

  T. Rowe Price Retirement Blend 2045 Fund

  T. Rowe Price Retirement Blend 2045 Fund—I Class

 T. Rowe Price Retirement Blend 2050 Fund

  T. Rowe Price Retirement Blend 2050 Fund

  T. Rowe Price Retirement Blend 2050 Fund—I Class

 T. Rowe Price Retirement Blend 2055 Fund

  T. Rowe Price Retirement Blend 2055 Fund

  T. Rowe Price Retirement Blend 2055 Fund—I Class

 T. Rowe Price Retirement Blend 2060 Fund

  T. Rowe Price Retirement Blend 2060 Fund

  T. Rowe Price Retirement Blend 2060 Fund—I Class

 T. Rowe Price Retirement Blend 2065 Fund

  T. Rowe Price Retirement Blend 2065 Fund

  T. Rowe Price Retirement Blend 2065 Fund—I Class

  (collectively, “series and classes”)

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on July 22, 2021.

The Funds’ prospectuses and SAI went effective automatically on July 23, 2021.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman